Segmented Information (Details) - USD ($) $ in Thousands	Nov. 30, 2021	Aug. 31, 2021
Reserve Quantities [Line Items]
Identifiable assets	$ 53,968	$ 56,518
Non-current assets	43,870	41,100
Canada [Member]
Reserve Quantities [Line Items]
Identifiable assets	8,013	12,382
Non-current assets	26	28
Tanzania [Member]
Reserve Quantities [Line Items]
Identifiable assets	45,955	44,136
Non-current assets	$ 43,844	$ 41,072